Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of restatement adjustments in financial statements

Statement of Operations for the Six Months Ended June 30, 2023
	As Filed	Restatement Adjustments	As Restated

Revenue	$–	$–	$–

Cost of goods sold	–	–	–

Gross profit	–	–	–

Operating expenses:
Research and development	–	–	–
General and administrative	1,023,433	589,007	1,612,440
Depreciation and amortization	762	–	762
Total operating expenses	1,024,195	589,007	1,613,202

Loss from operations	(1,024,195)	(589,007)	(1,613,202)

Other income:
Interest income	–	–	–
Total other income	–	–	–

Net loss before income tax	(1,024,195)	(589,007)	(1,613,202)

Income tax benefit (expense)	–	–	–

Net loss	$(1,024,195)	$(589,007)	$(1,613,202)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.30)	$(0.17)	$(0.47)

Weighted average common shares outstanding
Basic and diluted	3,398,470	–	3,398,470

Statements of Changes in Stockholders’ Equity – As Filed – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,538,591)	$3,209,374

Issuance of common shares	–	–	75,005	750	(750)	–	–	–
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,024,195)	(1,024,195)

Balance, June 30, 2023	190	$2	3,217,255	$32,173	$4,716,540	$–	$(2,562,786)	$2,185,929

Statements of Changes in Stockholders’ Equity – Restatement Adjustments – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	–	$–	–	$–	$–	$–	$(10,993)	$(10,993)

Issuance of common shares	–	–	–	–	600,000	–	–	600,000
Conversion to preferred shares	–	–	–	–	–	–	–	–
Net loss	–	–	–	–	–	–	(589,007)	(589,007)

Balance, June 30, 2023	–	$–	–	$–	$600,000	$–	$(600,000)	$–

Statements of Changes in Stockholders’ Equity – As Restated – For the Six Months Ended June 30, 2023

	Series B, Preferred Stock		Common Stock		Additional Paid-In	Stocks to be	Accumulated
	Shares	Value	Shares	Value	Capital	Issued	Deficit	Total
Balance, December 31, 2022	140	$1	3,392,250	$33,923	$4,714,041	$–	$(1,549,584)	$3,198,381

Issuance of common shares	–	–	75,005	750	599,250	–	–	600,000
Conversion to preferred shares	50	1	(250,000)	(2,500)	2,499	–	–	–
Net loss	–	–	–	–	–	–	(1,613,202)	(1,613,202)

Balance, June 30, 2023	190	$2	3,217,255	$32,173	$5,315,790	$–	$(3,162,786)	$2,185,179

Statement of Cash Flows for the Six Months Ended June 30, 2023

	As Filed	Restatement Adjustments	As Restated

Cash flows from operating activities:
Net loss	$(1,024,195)	$(589,007)	$(1,613,202)
Depreciation	763	–	763
Stock compensation expense	–	600,000	600,000
Change in assets and liabilities:
Accounts receivable	–	–	–
Deferred offering costs	(223,579)	223,579	–
Other current assets	22,500	–	22,500
Accounts payable and accrued expenses	(21,929)	(10,993)	(32,922)
Net cash used in operating activities	(1,246,440)	223,579	(1,022,861)

Cash flows from investing activities
Purchases of property and equipment	–	–	–
Net cash used in investing activities	–	–	–

Cash flows from financing activities:
Deferred offering costs	–	(223,579)	(223,579)
Net cash provided by financing activities	–	(223,579)	(223,579)

Net increase (decrease) in cash	(1,246,440)	–	(1,246,440)

Cash, beginning of period	3,099,422	–	3,099,422

Cash, end of period	$1,852,982	$–	$1,852,982

Supplemental disclosures of cash flow information:
Cash paid for interest	$–	$–	$–
Cash paid for income tax	$–	$–	$–